STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
EVENT LINKED BONDS - 13.2%
Global - 5.2%
Earthquake - 0.5%
Acorn Re 2018-1 Class A
(3 Month Libor USD + 2.750%), 11/10/2021 (a)(b)(c)(d)(e) (Cost: $6,413,000; Original Acquisition Date: 07/03/2018)	$6,413,000	$6,398,571
IBRD CAR 116
(3 Month Libor USD + 2.500%), 02/15/2021 (a)(b)(c)(d) (Cost: $5,137,048; Original Acquisition Date: 10/30/2019)	5,175,000	5,089,871
IBRD CAR 117
(3 Month Libor USD + 3.000%), 02/15/2021 (a)(b)(c)(d) (Cost: $2,344,393; Original Acquisition Date: 10/15/2019)	2,366,000	2,346,362
IBRD CAR 118-Class A
(3 Month Libor USD + 2.500%), 02/14/2020 (a)(b)(c)(d) (Cost: $3,948,609; Original Acquisition Date: 11/07/2019)	3,950,000	3,948,025
IBRD CAR 123 Class A
(3 Month Libor USD + 5.500%), 12/02/2022 (a)(b)(c)(d) (Cost: $588,000; Original Acquisition Date: 11/15/2019)	588,000	587,265

		18,370,094

Mortality/Longevity/Disease - 0.1%
IBRD CAR 111-Class A
(6 Month Libor USD + 6.900%), 07/15/2020 (a)(b)(c)(d) (Cost: $5,034,000; Original Acquisition Date: 06/28/2017)	5,034,000	5,015,122
IBRD CAR 112-Class B
(6 Month Libor USD + 11.500%), 07/15/2020 (a)(b)(c)(d) (Cost: $629,000; Original Acquisition Date: 06/28/2017)	629,000	400,988

		5,416,110

Multiperil - 3.7%
Atlas Capital UK 2019 PLC 2019-1
(3 Month Libor USD + 11.750%), 06/07/2023 (a)(b)(c)(d) (Cost: $4,564,000; Original Acquisition Date: 05/24/2019)	4,564,000	4,626,299
Atlas IX 2015-1
(3 Month Libor USD + 0.100%), 01/07/2021 (a)(b)(c)(d) (Cost: $1,680,287; Original Acquisition Date: 06/16/2017)	1,680,200	1,430,270
Galilei Re 2017-1 Class A-2
(6 Month Libor USD + 13.840%), 01/08/2021 (a)(b)(c)(d) (Cost: $5,250,000; Original Acquisition Date: 12/21/2016)	5,250,000	5,187,787
Galilei Re 2017-1 Class C-2
(6 Month Libor USD + 5.680%), 01/08/2021 (a)(b)(c)(d) (Cost: $16,000,000; Original Acquisition Date: 12/21/2016)	16,000,000	15,961,600
Galilei Re 2017-1 Class D-2
(6 Month Libor USD + 5.880%), 01/08/2021 (a)(b)(c)(d) (Cost: $8,000,000; Original Acquisition Date: 12/21/2016)	8,000,000	7,992,400
Galileo Re 2017-1 Class B
(3 Month Libor USD + 17.500%), 11/06/2020 (a)(b)(c)(d) (Cost: $1,676,000; Original Acquisition Date: 10/30/2017)	1,676,000	1,654,128
Kendall Re 2018-1 Class A
(3 Month Libor USD + 5.250%), 05/06/2021 (a)(b)(c)(d) (Cost: $5,205,698; Original Acquisition Date: 03/05/2019)	5,221,000	5,093,608
Kilimanjaro Re II 2017-1 Class A-1
(6 Month Libor USD + 10.610%), 04/20/2021 (a)(b)(c)(d) (Cost: $13,834,000; Original Acquisition Date: 04/06/2017)	13,834,000	13,733,704
Kilimanjaro Re II 2017-1 Class B-1
(6 Month Libor USD + 7.910%), 04/20/2021 (a)(b)(c)(d) (Cost: $28,293,375; Original Acquisition Date: 07/06/2018)	28,259,000	28,251,935
Kilimanjaro Re II 2017-1 Class C-1
(6 Month Libor USD + 6.000%), 04/20/2021 (a)(b)(c)(d) (Cost: $19,001,579; Original Acquisition Date: 07/10/2018)	18,973,000	18,962,565

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT		FAIR VALUE
Multiperil - 3.7% (continued)
Kilimanjaro Re II 2017-2 Class A-2
(6 Month Libor USD + 10.610%), 04/21/2022 (a)(b)(c)(d) (Cost: $5,929,000; Original Acquisition Date: 04/06/2017)		$5,929,000	$5,838,583
Kilimanjaro Re II 2017-2 Class B-2
(6 Month Libor USD + 7.910%), 04/21/2022 (a)(b)(c)(d) (Cost: $8,893,000; Original Acquisition Date: 04/06/2017)		8,893,000	8,806,738
Kilimanjaro Re II 2017-2 Class C-2
(6 Month Libor USD + 6.300%), 04/21/2022 (a)(b)(c)(d) (Cost: $6,640,000; Original Acquisition Date: 04/06/2017)		6,640,000	6,563,640
Loma Re 2013-1 Class C
(T-Bill 3 Month + 0.500%), 04/08/2020 (a)(b)(c)(d)(f) (Cost: $1,739,000; Original Acquisition Date: 12/20/2013)		1,739,000	591,260
Matterhorn Re Ltd SR2020-2 Class A
(T-Bill 3 Month + 5.000%), 01/08/2024 (a)(b)(c)(d)(f)(g) (Cost: $3,049,000; Original Acquisition Date: 01/29/2020)		3,049,000	3,049,000
Northshore Re 2018-1 Class A
(3 Month Libor USD + 7.990%), 07/08/2022 (a)(b)(c)(d) (Cost: $4,314,426; Original Acquisition Date: 05/03/2019)		4,342,000	4,338,309
Northshore Re II 2019-1 Class A
(T-Bill 3 Month + 7.500%), 07/07/2023 (a)(b)(c)(d) (Cost: $3,905,000; Original Acquisition Date: 06/21/2019)		3,905,000	3,950,298
Queen Street Re XII
(6 Month Libor USD + 5.250%), 04/08/2020 (a)(b)(c)(d) (Cost: $6,937,000; Original Acquisition Date: 11/14/2019)		6,937,000	6,929,369
Resilience Re Series 1711A
1.413%, 12/31/2020 (a)(d)(f)(h) (Cost: $238,865; Original Acquisition Date: 02/06/2017)		25,000,000	–
Resilience Re Series 1741A
1.139%, 05/01/2020 (a)(d)(f)(g)(h) (Cost: $205,044; Original Acquisition Date: 04/10/2017)		75,000,000	65,653
Riverfront Re 2017-1 Class A
(T-Bill 3 Month + 4.910%), 01/15/2021 (a)(b)(c)(d) (Cost: $9,196,662; Original Acquisition Date: 04/19/2018)		9,212,000	9,057,699

			152,084,845

Other - 0.9%
Horse Capital I DAC Class A
(3 Month Euribor + 4.000%), 06/15/2020 (a)(b)(c)(d) (Cost: $6,052,186; Original Acquisition Date: 12/14/2016)	EUR	5,750,000	6,421,058
Horse Capital I DAC Class B
(3 Month Euribor + 6.250%), 06/15/2020 (a)(b)(c)(d) (Cost: $4,736,493; Original Acquisition Date: 12/14/2016)		4,500,000	5,042,893
Horse Capital I DAC Class C
(3 Month Euribor + 12.000%), 06/15/2020 (a)(b)(c)(d) (Cost: $16,292,416; Original Acquisition Date: 09/21/2017)		14,750,000	16,679,980
Operational Re
5.500%, 04/08/2021 (a)(c)(d)(f) (Cost: $10,043,897; Original Acquisition Date: 05/19/2016)	CHF	9,953,000	10,408,037

			38,551,968

			214,423,017

Japan - 0.7%
Earthquake - 0.4%
Kizuna Re II 2018-1 Class B
(T-Bill 3 Month + 2.500%), 04/11/2023 (a)(b)(c)(d)(e) (Cost: $388,000; Original Acquisition Date: 03/16/2018)		$388,000	384,741
Nakama Re 2015-1 Class 2
(T-Bill 3 Month + 3.250%), 01/14/2021 (a)(b)(c)(d) (Cost: $2,127,619; Original Acquisition Date: 05/03/2019)		2,132,000	2,130,081
Nakama Re 2016-1 Class 2
(6 Month Libor USD + 3.250%), 10/13/2021 (a)(b)(c)(d)(e) (Cost: $10,170,000; Original Acquisition Date: 09/21/2016)		10,170,000	10,100,336

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Earthquake - 0.4% (continued)
Nakama Re 2018-1 Class 1
(3 Month Libor USD + 2.000%), 04/13/2023 (a)(b)(c)(d) (Cost: $1,728,304; Original Acquisition Date: 03/11/2019)	$1,744,000	$1,728,042
Nakama Re 2018-1 Class 2
(3 Month Libor USD + 3.000%), 04/13/2023 (a)(b)(c)(d) (Cost: $3,321,687; Original Acquisition Date: 11/05/2019)	3,362,000	3,315,268

		17,658,468

Multiperil - 0.0% (i)
Akibare Re 2018-1 Class A
(3 Month Libor USD + 1.900%), 04/07/2022 (a)(b)(c)(d) (Cost: $1,874,842; Original Acquisition Date: 01/29/2020)	1,960,000	1,866,900

Windstorm - 0.3%
Aozora Re 2016-1 A
(6 Month Libor USD + 2.290%), 04/07/2020 (a)(b)(c)(d)(e) (Cost: $6,386,735; Original Acquisition Date: 01/31/2020)	6,452,000	6,332,638
Aozora Re 2017-1 Class A
(6 Month Libor USD + 2.000%), 04/07/2021 (a)(b)(c)(d) (Cost: $4,574,197; Original Acquisition Date: 01/31/2020)	4,787,000	4,557,224

		10,889,862

		30,415,230

United States - 7.3%
Earthquake - 1.0%
Merna Re 2018-1 Class A
(T-Bill 3 Month + 2.000%), 04/08/2021 (a)(b)(c)(d)(e) (Cost: $4,007,000; Original Acquisition Date: 03/26/2018)	4,007,000	3,996,382
Ursa Re 2017-1 Class B
(T-Bill 3 Month + 3.500%), 05/27/2020 (a)(b)(c)(d)(e) (Cost: $8,723,340; Original Acquisition Date: 09/20/2017)	8,723,000	8,641,876
Ursa Re 2017-1 Class E
(T-Bill 3 Month + 6.000%), 05/27/2020 (a)(b)(c)(d)(e) (Cost: $4,163,000; Original Acquisition Date: 05/10/2017)	4,163,000	4,124,284
Ursa Re 2018-1 Class D
(T-Bill 3 Month + 5.240%), 09/24/2021 (a)(b)(c)(d)(e) (Cost: $12,708,000; Original Acquisition Date: 09/07/2018)	12,708,000	12,430,966
Ursa Re 2019-1 Class C
(T-Bill 3 Month + 5.750%), 12/10/2022 (a)(b)(c)(d) (Cost: $12,152,000; Original Acquisition Date: 11/20/2019)	12,152,000	12,138,025

		41,331,533

Multiperil - 4.6%
Armor Re II 2018-1 Class A
(T-Bill 3 Month + 3.840%), 06/08/2020 (a)(b)(c)(d) (Cost: $2,136,000; Original Acquisition Date: 04/10/2018)	2,136,000	2,136,427
Armor Re II 2019-1 Class A
(T-Bill 3 Month + 5.900%), 06/08/2022 (a)(b)(c)(d) (Cost: $3,411,000; Original Acquisition Date: 05/09/2019)	3,411,000	3,421,233
Bowline 2018-1 Class A
(T-Bill 3 Month + 4.500%), 05/23/2022 (a)(b)(c)(d) (Cost: $6,294,000; Original Acquisition Date: 05/10/2018)	6,294,000	6,268,824
Bowline Re 2019-1 Class A
(T-Bill 3 Month + 4.750%), 03/20/2023 (a)(b)(c)(d) (Cost: $3,983,000; Original Acquisition Date: 03/08/2019)	3,983,000	3,961,890
Bowline Re 2019-1 Class B
(T-Bill 3 Month + 8.500%), 03/20/2023 (a)(b)(c)(d) (Cost: $3,236,000; Original Acquisition Date: 03/08/2019)	3,236,000	3,233,573
Buffalo Re 2017-1 Class A
(6 Month Libor USD + 3.420%), 04/07/2020 (a)(b)(c)(d) (Cost: $2,636,133; Original Acquisition Date: 03/07/2017)	2,636,000	2,619,130

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 4.6% (continued)
Buffalo Re 2017-1 Class B
(6 Month Libor USD + 7.170%), 04/07/2020 (a)(b)(c)(d) (Cost: $3,000,000; Original Acquisition Date: 03/07/2017)	$3,000,000	$2,984,550
Caelus 2018-1 Class A
(T-Bill 3 Month + 3.930%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,681,000; Original Acquisition Date: 05/04/2018)	2,681,000	2,540,113
Caelus 2018-1 Class B
(T-Bill 3 Month + 4.640%), 06/07/2021 (a)(b)(c)(d) (Cost: $1,743,791; Original Acquisition Date: 07/24/2018)	1,745,000	1,624,420
Caelus 2018-1 Class C
(T-Bill 3 Month + 7.820%), 06/07/2021 (a)(b)(c)(d) (Cost: $3,218,000; Original Acquisition Date: 05/04/2018)	3,218,000	2,888,316
Caelus 2018-1 Class D
(T-Bill 3 Month + 10.900%), 06/07/2021 (a)(b)(c)(d) (Cost: $536,000; Original Acquisition Date: 05/04/2018)	536,000	377,880
Caelus Re IV 2016-1 Class A
(T-Bill 3 Month + 5.250%), 03/06/2020 (a)(b)(c)(d) (Cost: $20,605,666; Original Acquisition Date: 07/11/2017)	20,605,000	20,600,879
Caelus Re V 2017-1 Class B
(T-Bill 3 Month + 0.500%), 06/05/2020 (a)(b)(c)(d) (Cost: $4,953,000; Original Acquisition Date: 04/27/2017)	4,953,000	2,105,025
Caelus Re V 2017-1 Class C
(T-Bill 3 Month + 0.500%), 06/05/2020 (a)(b)(c)(d)(f) (Cost: $3,170,000; Original Acquisition Date: 04/27/2017)	3,170,000	159
Caelus Re V 2017-1 Class D
(T-Bill 3 Month + 0.500%), 06/05/2020 (a)(b)(c)(d)(f) (Cost: $1,400,468; Original Acquisition Date: 04/27/2017)	1,400,468	140
East Lane Re VI 2015-1 Class A
(T-Bill 3 Month + 3.390%), 03/13/2020 (a)(b)(c)(d)(e) (Cost: $13,213,000; Original Acquisition Date: 03/02/2015)	13,213,000	13,200,448
Espada Reinsurance 2016-1 Class 20
(T-Bill 3 Month + 5.700%), 06/06/2020 (a)(b)(c)(d) (Cost: $3,215,000; Original Acquisition Date: 02/12/2016)	3,215,000	2,572,000
Fortius Re 2017-1
(6 Month Libor USD + 3.420%), 07/07/2021 (a)(b)(c)(d) (Cost: $740,000; Original Acquisition Date: 07/14/2017)	740,000	738,150
Kilimanjaro Re 2018-1 Class A-1
(3 Month Libor USD + 13.610%), 05/05/2023 (a)(b)(c)(d) (Cost: $1,203,000; Original Acquisition Date: 04/18/2018)	1,203,000	1,184,113
Kilimanjaro Re 2018-1 Class B-1
(3 Month Libor USD + 4.940%), 05/06/2022 (a)(b)(c)(d) (Cost: $4,945,000; Original Acquisition Date: 04/18/2018)	4,945,000	4,875,275
Kilimanjaro Re 2018-2 Class A-2
(3 Month Libor USD + 13.610%), 05/05/2023 (a)(b)(c)(d) (Cost: $1,203,000; Original Acquisition Date: 04/18/2018)	1,203,000	1,173,286
Kilimanjaro Re 2018-2 Class B-2
(3 Month Libor USD + 4.940%), 05/05/2023 (a)(b)(c)(d) (Cost: $4,945,000; Original Acquisition Date: 04/18/2018)	4,945,000	4,848,078
Long Point Re III 2018-1 Class A
(T-Bill 3 Month + 2.750%), 06/01/2022 (a)(b)(c)(d)(e) (Cost: $6,041,707; Original Acquisition Date: 08/20/2019)	6,054,000	5,992,249
Northshore Re II 2017-1 Class A
(T-Bill 3 Month + 7.530%), 07/06/2020 (a)(b)(c)(d) (Cost: $14,303,597; Original Acquisition Date: 06/12/2019)	14,317,000	14,392,164
Residential Re 2014-I Class 10
(T-Bill 3 Month + 0.500%), 03/06/2020 (a)(b)(c)(d)(f) (Cost: $10,338,000; Original Acquisition Date: 05/22/2014)	10,338,000	2,585
Residential Re 2015-I Class 10
(T-Bill 3 Month + 0.500%), 03/06/2020 (a)(b)(c)(d)(f)(g) (Cost: $4,346,049; Original Acquisition Date: 05/21/2015)	4,346,049	192,530

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 4.6% (continued)
Residential Re 2015-I Class 11
(T-Bill 3 Month + 0.500%), 03/06/2020 (a)(b)(c)(d) (Cost: $1,783,000; Original Acquisition Date: 05/21/2015)	$1,783,000	$1,602,917
Residential Re 2016-I Class 10
(T-Bill 3 Month + 11.520%), 06/06/2023 (a)(b)(c)(d)(f) (Cost: $4,609,000; Original Acquisition Date: 04/28/2016)	4,609,000	126,748
Residential Re 2016-I Class 11
(T-Bill 3 Month + 5.030%), 06/06/2022 (a)(b)(c)(d) (Cost: $5,926,000; Original Acquisition Date: 04/28/2016)	5,926,000	5,303,770
Residential Re 2016-I Class 13
(T-Bill 3 Month + 3.370%), 06/06/2023 (a)(b)(c)(d) (Cost: $724,261; Original Acquisition Date: 08/08/2019)	729,000	729,036
Residential Re 2016-II Class 3
(T-Bill 3 Month + 5.430%), 12/06/2023 (a)(b)(c)(d) (Cost: $1,500,000; Original Acquisition Date: 11/03/2016)	1,500,000	1,475,850
Residential Re 2016-II Class 4
(T-Bill 3 Month + 3.970%), 12/06/2023 (a)(b)(c)(d) (Cost: $1,250,000; Original Acquisition Date: 11/03/2016)	1,250,000	1,243,563
Residential Re 2017-I Class 11
(T-Bill 3 Month + 5.050%), 06/06/2024 (a)(b)(c)(d) (Cost: $6,731,000; Original Acquisition Date: 04/19/2017)	6,731,000	6,024,245
Residential Re 2018-I Class 13
(T-Bill 3 Month + 3.250%), 06/06/2025 (a)(b)(c)(d) (Cost: $7,103,000; Original Acquisition Date: 04/30/2018)	7,103,000	6,959,164
Residential Re 2019-I Class 12
(T-Bill 3 Month + 8.250%), 06/06/2023 (a)(b)(c)(d) (Cost: $505,000; Original Acquisition Date: 05/08/2019)	505,000	503,106
Residential Re 2019-I Class 13
(T-Bill 3 Month + 4.500%), 06/06/2023 (a)(b)(c)(d) (Cost: $758,000; Original Acquisition Date: 05/08/2019)	758,000	757,621
Residential Re 2019-II Class 2
(T-Bill 3 Month + 11.500%), 12/06/2027 (a)(b)(c)(d) (Cost: $1,294,000; Original Acquisition Date: 11/05/2019)	1,294,000	1,294,518
Sanders Re 2017-1 Class A
(6 Month Libor USD + 2.990%), 12/06/2021 (a)(b)(c)(d) (Cost: $4,502,398; Original Acquisition Date: 09/04/2019)	4,573,000	4,461,190
Sanders Re 2017-2 Class A
(6 Month Libor USD + 3.140%), 06/05/2020 (a)(b)(c)(d)(e) (Cost: $12,608,000; Original Acquisition Date: 05/24/2017)	12,608,000	12,620,608
Sanders Re 2018-1 Class A
(T-Bill 3 Month + 5.500%), 04/07/2022 (a)(b)(c)(d) (Cost: $14,909,436; Original Acquisition Date: 09/11/2019)	15,079,000	13,940,536
Skyline Re 2017-1 Class 2
(T-Bill 3 Month + 12.000%), 02/03/2020 (a)(b)(c)(d)(f) (Cost: $8,000,000; Original Acquisition Date: 02/02/2017)	8,000,000	6,800,000
Spectrum Capital Ltd. 2017-1 A
(6 Month Libor USD + 5.750%), 06/08/2021 (a)(b)(c)(d) (Cost: $2,343,000; Original Acquisition Date: 06/13/2017)	2,343,000	2,331,636
Spectrum Capital Ltd. 2017-1 B
(6 Month Libor USD + 3.500%), 06/08/2021 (a)(b)(c)(d) (Cost: $12,097,000; Original Acquisition Date: 06/13/2017)	12,097,000	12,150,832
Tailwind Re 2017-1 Class B
(T-Bill 3 Month + 9.100%), 01/08/2022 (a)(b)(c)(d) (Cost: $1,356,477; Original Acquisition Date: 08/02/2019)	1,366,000	1,378,362
Tailwind Re 2017-1 Class C
(T-Bill 3 Month + 11.060%), 01/08/2022 (a)(b)(c)(d) (Cost: $578,593; Original Acquisition Date: 08/02/2019)	583,000	589,151
Torrey Pines Re 2017-1 Class B
(6 Month Libor USD + 3.800%), 06/09/2020 (a)(b)(c)(d) (Cost: $4,783,410; Original Acquisition Date: 07/06/2018)	4,782,000	4,763,828
Torrey Pines Re 2017-1 Class C
(6 Month Libor USD + 6.690%), 06/09/2020 (a)(b)(c)(d) (Cost: $1,783,000; Original Acquisition Date: 04/27/2017)	1,783,000	1,784,070

		190,774,188

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Windstorm - 1.7%
Alamo Re 2017-1 Class A
(T-Bill 3 Month + 3.810%), 06/08/2020 (a)(b)(c)(d)(e) (Cost: $16,247,393; Original Acquisition Date: 09/13/2018)	$16,242,000	$16,311,028
Alamo Re 2018-1 Class A
(T-Bill 3 Month + 3.480%), 06/07/2024 (a)(b)(c)(d) (Cost: $4,487,484; Original Acquisition Date: 03/26/2019)	4,506,000	4,483,470
Alamo Re 2019-1 Class A
(T-Bill 3 Month + 4.500%), 06/08/2022 (a)(b)(c)(d) (Cost: $2,792,000; Original Acquisition Date: 05/21/2019)	2,792,000	2,788,929
Cape Lookout Re 2019-1 Class A
(T-Bill 3 Month + 4.250%), 02/25/2022 (a)(b)(c)(d) (Cost: $12,735,741; Original Acquisition Date: 10/16/2019)	12,740,000	12,639,354
Cape Lookout Re 2019-2 Class A
(T-Bill 3 Month + 6.750%), 05/09/2022 (a)(b)(c)(d) (Cost: $2,560,000; Original Acquisition Date: 06/14/2019)	2,560,000	2,578,816
Citrus Re 2015-1 Class B
(T-Bill 3 Month + 0.500%), 04/09/2020 (a)(b)(c)(d)(f)(g) (Cost: $266,226; Original Acquisition Date: 04/01/2015)	266,226	85,525
Citrus Re 2016-1 Class D-50
(T-Bill 3 Month + 0.100%), 02/25/2021 (a)(b)(c)(d)(f)(g) (Cost: $5,420,859; Original Acquisition Date: 02/19/2016)	5,420,859	2,200,869
Citrus Re 2017-1 Class A
(6 Month Libor USD + 5.310%), 03/18/2020 (a)(b)(c)(d)(f)(g) (Cost: $1,321,191; Original Acquisition Date: 03/06/2017)	1,321,191	423,178
Everglades Re II 2017-1 Class A
(T-Bill 3 Month + 5.230%), 05/08/2020 (a)(b)(c)(d)(e) (Cost: $9,084,234; Original Acquisition Date: 07/10/2018)	9,084,000	9,138,958
Everglades Re II 2018-1 A
(T-Bill 3 Month + 5.050%), 05/04/2021 (a)(b)(c)(d)(e) (Cost: $8,030,000; Original Acquisition Date: 05/09/2018)	8,030,000	7,971,381
First Coast Re 2019-1 Class A
(T-Bill 3 Month + 5.250%), 06/07/2023 (a)(b)(c)(d) (Cost: $506,000; Original Acquisition Date: 05/16/2019)	506,000	507,214
Manatee Re II 2018-1 Class A
(T-Bill 3 Month + 4.390%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,504,000; Original Acquisition Date: 03/22/2018)	2,504,000	2,492,982
Manatee Re II 2018-1 Class B
(T-Bill 3 Month + 8.340%), 06/07/2021 (a)(b)(c)(d) (Cost: $1,450,000; Original Acquisition Date: 03/22/2018)	1,450,000	1,446,375
Manatee Re III 2019-1 Class B
(T-Bill 3 Month + 9.500%), 06/07/2022 (a)(b)(c)(d) (Cost: $507,000; Original Acquisition Date: 05/23/2019)	507,000	510,397
Matterhorn Re Ltd SR2020-2 Class B
(T-Bill 3 Month + 6.250%), 12/07/2021 (a)(b)(c)(d)(f)(g) (Cost: $4,029,000; Original Acquisition Date: 01/29/2020)	4,029,000	4,029,000
Matterhorn Re SR2019-1 Class A
6.182%, 12/07/2020 (a)(c)(d)(h) (Cost: $5,326,533; Original Acquisition Date: 06/14/2019)	5,608,000	5,303,486

		72,910,962

		305,016,683

TOTAL EVENT LINKED BONDS (Cost $588,005,350)		549,854,930

PARTICIPATION NOTES - 3.7%
Global - 3.7%
Multiperil - 3.7%
Alturas Re 2019-1 Class A
03/10/2023 (a)(c)(d)(f)(g)(j) (Cost: $506,456; Original Acquisition Date: 12/20/2018)	506,456	1,089,083
Alturas Re 2020-1 Class B
03/10/2023 (a)(c)(d)(f)(j) (Cost: $4,600,000; Original Acquisition Date: 12/27/2019)	4,600,000	4,608,740
Eden Re II 2018-1 Class A
03/22/2022 (a)(c)(d)(f)(g) (Cost: $18,527; Original Acquisition Date: 12/15/2017)	18,527	380,198

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 3.7% (continued)
Eden Re II 2018-1 Class B
03/22/2022 (a)(c)(d)(f)(g) (Cost: $91,003; Original Acquisition Date: 12/27/2017)	$91,003	$4,112,202
Eden Re II 2019-1 Class B
03/22/2023 (a)(c)(d)(f)(g)(j) (Cost: $600,000; Original Acquisition Date: 12/19/2018)	600,000	3,088,642
Eden Re II 2020-1 Class B
03/22/2024 (a)(c)(d)(f)(g)(j) (Cost: $50,000,000; Original Acquisition Date: 12/26/2019)	50,000,000	50,474,115
Limestone Re 2016-1
08/31/2021 (a)(c)(d)(f)(g) (Cost: $349,837; Original Acquisition Date: 09/12/2017)	349,402	1,345,175
Limestone Re 2018-1 A
03/01/2022 (a)(c)(d)(f)(g)(j) (Cost: $126,157; Original Acquisition Date: 06/20/2018)	109,256	1,034,148
Limestone Re 2019-1 B
09/09/2022 (a)(c)(d)(f)(j) (Cost: $5,756,000; Original Acquisition Date: 12/24/2018)	5,756,000	6,204,680
Limestone Re 2019-2 B
03/01/2023 (a)(c)(d)(f)(j) (Cost: $10,278,000; Original Acquisition Date: 06/25/2019)	10,278,000	10,519,533
Sector Re V Series 8 Class A
03/01/2023 (a)(d)(f)(j) (Cost: $5,132,584; Original Acquisition Date: 04/24/2018)	5,132,584	2,542,415
Sector Re V Series 8 Class B
03/01/2023 (a)(d)(f)(j) (Cost: $4,139,252; Original Acquisition Date: 04/24/2018)	4,139,252	2,063,616
Sector Re V Series 8 Class C
12/01/2023 (a)(d)(f)(j) (Cost: $7,200,000; Original Acquisition Date: 12/05/2018)	7,200,000	4,947,733
Sector Re V Series 8 Class D
12/01/2023 (a)(d)(f)(j) (Cost: $4,800,275; Original Acquisition Date: 12/07/2018)	4,800,275	3,298,763
Sector Re V Series 8 Class F
03/01/2023 (a)(d)(f) (Cost: $111,948; Original Acquisition Date: 04/24/2018)	111,948	6,849,878
Sector Re V Series 8 Class G
03/01/2023 (a)(d)(f) (Cost: $143,405; Original Acquisition Date: 04/24/2018)	143,405	6,318,929
Sector Re V Series 9 Class A
03/01/2023 (a)(d)(f)(j) (Cost: $11,404,247; Original Acquisition Date: 04/24/2019)	11,404,247	9,229,589
Sector Re V Series 9 Class B
03/01/2023 (a)(d)(f)(j) (Cost: $6,372,639; Original Acquisition Date: 04/24/2019)	6,372,639	5,156,159
Sector Re V Series 9 Class D
12/01/2024 (a)(d)(f)(j) (Cost: $3,199,725; Original Acquisition Date: 12/10/2019)	3,199,725	3,263,266
Sector Re V Series 9 Class G
03/01/2023 (a)(d)(f)(j) (Cost: $11,170,004; Original Acquisition Date: 04/24/2019)	11,170,004	12,921,157
Sussex Re 2020-A
12/31/2022 (d)(f)(g)(j) (Cost: $6,340,000; Original Acquisition Date: 01/22/2020)	6,340,000	6,379,422
Versutus 2017 A-5
01/15/2021 (a)(d)(f)(g)(j) (Cost: $1,917,360; Original Acquisition Date: 12/28/2016)	1,917,360	505,051
Versutus 2018 A-5
12/31/2020 (a)(d)(f)(j) (Cost: $1,994,508; Original Acquisition Date: 12/15/2017)	1,221,938	–
Versutus 2019-B
12/31/2022 (a)(d)(f)(g) (Cost: $5,318,333; Original Acquisition Date: 12/21/2018)	6,379,417	2,687,192
Williamsburg (Horseshoe Re)
08/31/2021 (a)(d)(f)(g) (Cost: $1,604,748; Original Acquisition Date: 12/15/2016)	1,602,021	5,985,406

TOTAL PARTICIPATION NOTES (Cost $143,175,008)		155,005,092

	SHARES	FAIR VALUE
PREFERENCE SHARES - 55.1%
Global - 53.8%
Marine/Energy - 0.0% (i)
Kauai (Artex Segregated Account Company) (a)(d)(f)(g)(j) (Cost: $28,435,947; Original Acquisition Date: 01/07/2016)	51,394	157,730
Multiperil - 53.8%
Altair Re V (a)(d)(f)(j) (Cost: $19,028,677; Original Acquisition Date: 04/24/2017)	19,318	—
Altiplano (Mt. Logan Re) (a)(d)(f) (Cost: $33,500,000; Original Acquisition Date: 06/01/2018)	33,500	21,316,760
Arenal (Artex Segregated Account Company) (a)(d)(f)(g)(j) (Cost: $76,722,419; Original Acquisition Date: 12/22/2017)	165,450	55,342,947
Axis Ventures Re Cell 0006 (a)(d)(f)(g)(j) (Cost: $229,924,993; Original Acquisition Date: 01/11/2018)	2,215,115	241,039,024
Axis Ventures Re Cell 0007 (a)(d)(f)(g)(j) (Cost: $146,445,809; Original Acquisition Date: 01/25/2017)	1,535,945	126,176,562
Baldwin (Horseshoe Re) (a)(d)(f)(g)(j) (Cost: $79,687,920; Original Acquisition Date: 01/22/2019)	1,328,746	31,396,713
Biscayne (Artex Segregated Account Company) (a)(d)(f)(g)(j) (Cost: $42,481,718; Original Acquisition Date: 01/09/2018)	46,979	49,483,972

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2020 (Unaudited)

	SHARES	FAIR VALUE
Multiperil - 53.8% (continued)
Bowery (Artex Segregated Account Company) (a)(d)(f)(g)(j) (Cost: $123,854,000; Original Acquisition Date: 09/29/2017)	200,075	$77,670,437
Cardinal Re 2015-1 (a)(d)(f)(g) (Cost: $82,493,681; Original Acquisition Date: 12/30/2015)	149	76,318,389
Carlsbad 2 (Artex Segregated Account Company) (a)(d)(f)(g) (Cost: $0; Original Acquisition Date: 04/28/2014)	190,319	14,847,551
Cumberland (Artex Segregated Account Company) (a)(d)(f)(g)(j) (Cost: $29,918,817; Original Acquisition Date: 09/15/2017)	28,898	16,994,847
Cypress (Horseshoe Re) (a)(d)(f)(g)(j) (Cost: $80,938,583; Original Acquisition Date: 09/29/2017)	125,090,500	73,491,795
Edmund 2 (Mt. Logan Re) (a)(d)(f)(j) (Cost: $54,204,558; Original Acquisition Date: 10/31/2017)	54,205	36,045,901
Emerald Lake (Artex Segregated Account Company) (a)(d)(f)(g)(j) (Cost: $168,839,126; Original Acquisition Date: 12/17/2018)	504,899	127,195,288
Florblanca (Artex Segregated Account Company) (a)(d)(f)(g)(j) (Cost: $34,822,586; Original Acquisition Date: 12/21/2017)	77,550	26,460,920
Freeport (Horseshoe Re) (a)(d)(f)(g)(j) (Cost: $38,451,400; Original Acquisition Date: 04/04/2018)	750,718	8,373,546
Harambee Re 2017 (a)(d)(f)(g)(j) (Cost: $213,016; Original Acquisition Date: 12/20/2016)	459,944	530,534
Harambee Re 2018 (a)(d)(f)(g)(j) (Cost: $4,421,206; Original Acquisition Date: 12/15/2017)	4,421,206	2,762,670
Harambee Re 2019 (a)(d)(f)(g)(j) (Cost: $36,963,953; Original Acquisition Date: 12/21/2018)	36,963,953	41,378,669
Hatteras (Artex Segregated Account Company) (a)(d)(f)(g)(j) (Cost: $79,779,874; Original Acquisition Date: 04/11/2019)	77,632	62,285,333
Hudson Charles (Mt. Logan Re) (a)(d)(f)(j) (Cost: $33,802,339; Original Acquisition Date: 01/13/2017)	33,802	28,463,878
Hudson Charles 2 (Mt. Logan Re) (a)(d)(f)(j) (Cost: $33,965,500; Original Acquisition Date: 03/31/2017)	33,966	27,157,978
Hudson Charles 3 (Mt. Logan Re) (a)(d)(f)(j) (Cost: $14,650,000; Original Acquisition Date: 06/19/2014)	14,650	11,445,031
Hudson Charles 4 (Mt. Logan Re) (a)(d)(f)(j) (Cost: $19,500,000; Original Acquisition Date: 02/07/2018)	19,500	17,735,714
Hudson Paul (Mt. Logan Re) (a)(d)(f)(j) (Cost: $30,000,000; Original Acquisition Date: 01/02/2014)	30,000	25,083,438
Hudson Paul 3 (Mt. Logan Re) (a)(d)(f)(j) (Cost: $37,500,000; Original Acquisition Date: 03/31/2017)	37,500	30,179,261
Hudson Paul 4 (Mt. Logan Re) (a)(d)(f)(j) (Cost: $2,800,000; Original Acquisition Date: 02/07/2018)	2,800	2,401,928
Iseo (Artex Segregated Account Company) (a)(d)(f)(g) (Cost: $0; Original Acquisition Date: 09/08/2017)	183,543	3,811,688
Kensington (Horseshoe Re) (a)(d)(f)(g) (Cost: $15,537,751; Original Acquisition Date: 08/16/2018)	362,101	32,214,776
Latigo (Artex Segregated Account Company) (a)(d)(f)(g)(j) (Cost: $65,599,863; Original Acquisition Date: 11/01/2018)	473	45,677,403
Lorimer (Horseshoe Re) (a)(d)(f)(g)(j) (Cost: $50,152,800; Original Acquisition Date: 01/03/2019)	501,528	53,934,806
LRe 2018 (Lorenz Re Ltd.) (a)(d)(f)(g)(j) (Cost: $1,873,626; Original Acquisition Date: 07/10/2018)	124,486	5,380,662
LRe 2019 (Lorenz Re Ltd.) (a)(d)(f)(g)(j) (Cost: $5,500,000; Original Acquisition Date: 07/30/2019)	55,000	4,689,851
Mackinac (Artex Segregated Account Company) (a)(d)(f)(g)(j) (Cost: $11,173,894; Original Acquisition Date: 01/09/2018)	55,584	18,383,933
Madison (Artex Segregated Account Company) (a)(d)(f)(g)(j) (Cost: $72,024,783; Original Acquisition Date: 01/10/2018)	75,262	58,747,943
Malibu (Horseshoe Re) (a)(d)(f)(g)(j) (Cost: $14,718,603; Original Acquisition Date: 11/08/2017)	14,718,603	10,245,369
Mohonk (Artex Segregated Account Company) (a)(d)(f)(g)(j) (Cost: $77,159,598; Original Acquisition Date: 04/11/2019)	103	73,634,784
Mojave (Mt. Logan Re) (a)(d)(f)(j) (Cost: $42,293,322; Original Acquisition Date: 01/13/2017)	42,293	31,862,545
Mojave 2 (Mt. Logan Re) (a)(d)(f)(j) (Cost: $28,195,548; Original Acquisition Date: 01/13/2017)	28,196	21,241,697
Mulholland (Artex Segregated Account Company) (a)(d)(f)(g)(j) (Cost: $12,721,287; Original Acquisition Date: 12/31/2015)	114	395,440
Pelham (Horseshoe Re) (a)(d)(f)(g)(j) (Cost: $21,129,518; Original Acquisition Date: 04/25/2018)	264,553	3,398,155
Peregrine LCA (a)(d)(f)(g)(j) (Cost: $153,822,556; Original Acquisition Date: 06/07/2019)	19,479,011	132,182,173
Revelstoke (Artex Segregated Account Company) (a)(d)(f)(g) (Cost: $0; Original Acquisition Date: 01/19/2016)	15,350	239,276
Rondout (Artex Segregated Account Company) (a)(d)(f)(g)(j) (Cost: $185,010,342; Original Acquisition Date: 07/15/2019)	184,131	147,437,231
Skytop (Artex Segregated Account Company) (a)(d)(f)(g)(j) (Cost: $12,266,642; Original Acquisition Date: 12/18/2017)	210	29,202,544
SR0001 (Horseshoe Re) (a)(d)(f) (Cost: $0; Original Acquisition Date: 06/28/2016)	1,757	—
St. Kevins (Artex Segregated Account Company) (a)(d)(f)(g)(j) (Cost: $25,001,106; Original Acquisition Date: 06/27/2018)	42,944	9,812,234
Sugarloaf (Artex Segregated Account Company) (a)(d)(f)(g)(j) (Cost: $2,262,381; Original Acquisition Date: 01/12/2016)	19,288	8,670
Sussex Designated Investment Series (a)(d)(f)(g)(j) (Cost: $4,798,960; Original Acquisition Date: 01/22/2019)	4,790	2,233,924

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2020 (Unaudited)

	SHARES	FAIR VALUE
Multiperil - 53.8% (continued)
Sussex Designated Investment Series Dec 19 (d)(f)(g)(j) (Cost: $0; Original Acquisition Date: 01/24/2020)	3,895	$3,675,553
Sussex Designated Investment Series May 2019 (a)(d)(f)(g)(j) (Cost: $1,378,482; Original Acquisition Date: 06/20/2019)	1,378	996,259
Sutton (Artex Segregated Account Company) (a)(d)(f)(g)(j) (Cost: $32,337,251; Original Acquisition Date: 03/24/2017)	42,693	243,691
Thopas Re 2018 (a)(d)(f)(g)(j) (Cost: $10,280,501; Original Acquisition Date: 12/08/2017)	139,876	2,655,608
Thopas Re 2019 (a)(d)(f)(g)(j) (Cost: $12,700,000; Original Acquisition Date: 12/21/2018)	127,000	10,600,032
Turing Re 2017-1 (a)(d)(f)(g)(j) (Cost: $25,799,400; Original Acquisition Date: 05/23/2017)	400,000	1,973,618
Twin Lakes (Artex Segregated Account Company) (a)(d)(f)(g)(j) (Cost: $36,807,697; Original Acquisition Date: 12/28/2017)	86,107	37,324,043
Viribus Re 2018 (a)(d)(f)(g)(j) (Cost: $1,511,115; Original Acquisition Date: 12/22/2017)	6,050,000	296,831
Viribus Re 2019 (a)(d)(f)(g)(j) (Cost: $3,950,000; Original Acquisition Date: 12/26/2018)	3,852,711	4,894,973
Windsor (Horseshoe Re) (a)(d)(f)(g)(j) (Cost: $123,020,400; Original Acquisition Date: 12/29/2017)	1,230,204	131,157,907
Yellowstone (Artex Segregated Account Company) (a)(d)(f)(g)(j) (Cost: $0; Original Acquisition Date: 01/08/2014)	100	73,651
Yoho (Artex Segregated Account Company) (a)(d)(f)(g)(j) (Cost: $92,890,383; Original Acquisition Date: 04/13/2018)	260,742	61,800,020
Yorkville (Artex Segregated Account Company) (a)(d)(f)(g)(j) (Cost: $100,097,000; Original Acquisition Date: 05/31/2019)	100,097	70,838,240

		2,242,844,616

		2,243,002,346

United States - 1.3%
Multiperil - 0.3%
SR0005 (Horseshoe Re) (a)(d)(f)(j) (Cost: $6,370,557; Original Acquisition Date: 04/15/2016)	6,966,774	—
Yosemite (Horseshoe Re) (a)(d)(f)(g)(j) (Cost: $11,964,100; Original Acquisition Date: 10/18/2018)	162,602	12,411,804

		12,411,804

Windstorm - 1.0%
Hermosa (Mt. Logan Re) (a)(d)(f)(j) (Cost: $43,551,601; Original Acquisition Date: 04/29/2016)	43,552	21,312,529
Hermosa 2 (Mt. Logan Re) (a)(d)(f)(j) (Cost: $28,598,631; Original Acquisition Date: 07/24/2018)	29,415	21,618,616
SR0006 (Horseshoe Re) (a)(d)(f)(j) (Cost: $2,470,449; Original Acquisition Date: 08/09/2016)	39,381,541	—

		42,931,145

		55,342,949

TOTAL PREFERENCE SHARES (Cost $2,898,316,269)		2,298,345,295

PRIVATE FUND UNITS - 2.5%
Global - 2.5%
Multiperil - 2.5%
Aeolus Property Catastrophe J17 Keystone Fund (a)(d)(f)(g)(j) (Cost: $29,692,875; Original Acquisition Date: 01/20/2017)	33,941	23,913,747
Aeolus Property Catastrophe J18 Keystone Fund (a)(d)(f)(g)(j) (Cost: $40,958,143; Original Acquisition Date: 02/20/2018)	40,930	37,444,734
Aeolus Property Catastrophe J19 Keystone Fund (a)(d)(f)(g)(j) (Cost: $20,519,874; Original Acquisition Date: 01/14/2019)	20,520	22,578,021
Aeolus Property Catastrophe MY17 Keystone Fund (a)(d)(f)(g)(j) (Cost: $12,163,931; Original Acquisition Date: 07/06/2017)	12,164	7,976,393
Aeolus Property Catastrophe MY18 Keystone Fund (a)(d)(f)(g)(j) (Cost: $13,079,679; Original Acquisition Date: 07/17/2018)	13,080	11,905,994

TOTAL PRIVATE FUND UNITS (Cost $116,414,501)		103,818,889

LIMITED LIABILITY PARTNERSHIP - 0.0%
Operating Companies - 0.0%
Point Dume LLP (f)(g)		—

TOTAL LIMITED LIABILITY PARTNERSHIP (Cost $19,801,478)		—

SHORT-TERM INVESTMENTS - 29.1%
Money Market Funds - 12.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class - 1.45% (k)	908,442	908,442
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class -1.45% (k)	266,780,435	266,780,435
Fidelity Institutional Money Market Funds - Treasury Only - Institutional Class - 1.42% (k)	908,442	908,442
First American Government Obligations Fund - Class Z - 1.48% (k)	1,106,243	1,106,243
First American Treasury Obligations Fund - Class Z - 1.49% (k)	1,106,243	1,106,243
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class -1.48% (k)	267,886,678	267,886,678
Short-Term Investments Trust - Treasury Portfolio - Institutional Class-1.46% (k)	1,106,243	1,106,243

		539,802,726

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 16.2%
1.896%, 02/06/2020 (l)	$10,000,000	$9,997,417
1.454%, 03/05/2020 (l)	200,000,000	199,733,247
1.472%, 03/12/2020 (l)	200,000,000	199,674,047
1.495%, 03/19/2020 (l)	265,000,000	264,487,128

		673,891,839

TOTAL SHORT-TERM INVESTMENTS (Cost $1,213,694,565)		1,213,694,565

TOTAL INVESTMENTS (Cost $4,979,407,171) - 103.6%		4,320,718,771

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.6)%		(149,919,186)

TOTAL NET ASSETS - 100.0%		$4,170,799,585

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated a as percent of net assets.

(a)

Foreign issued security. Total foreign securities by country of domicile are $3,096,969,231. Foreign concentration is as follows: Bermuda: 71.0%, Cayman Islands: 1.9%, Ireland: 0.9%, Supranational: 0.4%, Great Britain: 0.1%, and Singapore: less than 0.1%.

(b)

Variable rate security. Reference rates as of January 31, 2020 are as follows: 3 Month Libor 1.75%, 6 Month Libor 1.75%, T-Bill 3 Month 1.50%, and 3 Month Euribor -0.39%. Actual reference rates may vary based on the reset date of the security.

(c)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2020 was $632,645,793, which represented 15.2% of net assets.

(d)	Security is restricted as to resale.
(e)	All or a portion of the security is pledged as collateral for excess mortality swap.
(f)	Value determined using significant unobservable inputs.
(g)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $2,193,425,297, which represents 52.6% of net assets.
(h)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.
(i)	Rounds to zero.
(j)	Non-income producing security.
(k)	Rate shown is the 7-day effective yield.
(l)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of the Schedule of Investments.

Excess Mortality Swaps

COUNTERPARTY	REFERENCE ENTITY	BUY/SELL PROTECTION	FINANCING RATE	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	MAXIMUM POTENTIAL FUTURE PAYMENT	UPFRONT PREMIUM PAID	VALUE/ UNREALIZED APPRECIATION

EXCESS MORTALITY SWAP CONTRACTS
Hannover Re (a)(b)	Custom Mortality Index	Sell	1.00%	Jan 15 2021	Quarterly	$100,000,000	$100,000,000	$—	$47,222

TOTAL EXCESS MORTALITY SWAP CONTRACTS									$47,222

(a)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. Value determined using significant unobservable inputs.
(b)	The mortality index value is based on the weighted mortality rates for males and females in the United States, United Kingdom, and Australia

The accompanying footnotes are an integral part of the Schedule of Investments.

Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities (including participation notes and preference shares) for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Fund typically utilizes an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g. dividends paid but not yet reflected in the reported net asset value).

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Fund’s investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers, insurance companies, reinsurance companies or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were transfers between level 2 and 3 during the reporting period. The transfers from level 3 to level 2 occurred due to the quality and observability of market data. The following table summarizes the inputs used to value the Funds’ investments as of January 31, 2020:

The following table summarizes the inputs used to value the Fund’s investments as of January 31, 2020:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Global	$—	$200,309,067	$14,113,950	$214,423,017
Japan	—	30,415,230	—	30,415,230
United States	—	291,155,949	13,860,734	305,016,683

Total Event-Linked Bonds	—	521,880,246	27,974,684	549,854,930
Participation Notes	—	—	155,005,092	155,005,092
Preference Shares
Global	—	—	2,243,002,346	2,243,002,346
United States	—	—	55,342,949	55,342,949

Total Preference Shares	—	—	2,298,345,295	2,298,345,295
Private Fund Units(1)	—	—	103,818,889	103,818,889
Limited Liability Partnership	—	—	—	—
Money Market Funds	539,802,726	—	—	539,802,726
U.S. Treasury Bills	—	673,891,839	—	673,891,839

Total Assets	$539,802,726	$1,195,772,085	$2,585,143,960	$4,320,718,771

Other Financial Instruments*
Unrealized appreciation on swap contracts	$—	$—	$47,222	$47,222

Total	$—	$—	$47,222	$47,222

*	Other financial instruments are derivatives, such as swap contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended January 31, 2020:

	Event- Linked Bonds	Participation Notes	Preference Shares	Private Fund Units	Limited Liability Partnership	Swap Contracts
Beginning Balance - November 1, 2019	$30,879,195	$204,480,702	$3,188,794,080	$139,494,767	$—	$47,222
Acquisitions	7,078,000	64,139,725	—	—	—	—
Dispositions	—	(85,196,814)	(362,475,721)	(35,548,490)	4,414,017	—
Realized losses	(2,189,406)	(710,810)	(75,194,122)	(559,591)	—	—
Return of capital	—	(30,969,160)	(369,050,664)	—	—	—
Change in unrealized appreciation/ (depreciation)	2,513,621	3,261,449	(83,728,278)	432,203	(4,414,017)	—
Transfers in/(out) Level 3	(10,306,726)	—	—	—	—	—

Ending Balance - January 31, 2020	$27,974,684	$155,005,092	$2,298,345,295	$103,818,889	$—	$47,222

As of January 31, 2020, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $2,289,435 for Event-Linked Bonds, ($2,818,021) for Participation Notes, ($130,901,106) for Preference Shares, $432,203 for Private Fund Units, ($4,414,017) for Limited Liability Partnerships, and $0 for Swap Contracts.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes, preference shares, and private fund units are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of January 31, 2020.

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 1/31/20	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Event-Linked Bonds	Financial Services	$7,143,653	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$ 0.1MM-$8.9MM $ 0.2MM-$8.9MM	$ 0.2MM $ 0.3MM

Participation Notes	Financial Services	$77,080,634	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$ 0.0MM-$19.3MM $ 0.5MM-$29.8MM	$ 5.3MM $ 8.3MM

Preference Shares	Financial Services	$2,002,480,019	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$148.3MM $0.0MM-$221.3MM	$34.4MM $51.4MM

Private Fund Units	Financial Services	$103,818,889	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$ 2.7MM-$61.1MM $ 5.9MM-$26.9MM	$30.7MM $18.4MM

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee or priced using an indicative bid and have a value equal to $20,831,031 for Event-Linked Bonds, $77,924,458 for Participation Notes, $295,865,276 for Preference Shares, $0 for Private Fund Units, $0 for Limited Liability Partnership and $47,222 for Swap Contracts.